PREPAYMENTS AND OTHER CURRENT ASSETS (Schedule of prepayments and other current assets) (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Prepaid And Other Current Assets [Line Items]
Prepaid expenses	$ 18,897	$ 4,800
Advance to employees	1,562	1,121
Interest receivable	16,652	20,722
Deposit for non-current assets	90,500
Receivable from a broker for exercise of employee stock options	237	667
Others	3,970	1,993
Prepayments and other current assets	46,582	30,161
Rental Income [Member]
Prepaid And Other Current Assets [Line Items]
Rental and other deposits	$ 5,264	$ 858